Note 8 - Margin Loan Payable (Details Textual) $ in Thousands, $ in Thousands					12 Months Ended
	Jul. 27, 2022 CAD ($) shares	Jul. 27, 2022 USD ($) shares	Oct. 28, 2021 CAD ($) shares	Oct. 28, 2021 USD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2022 USD ($)	Oct. 27, 2022 CAD ($) shares	Oct. 27, 2022 USD ($) shares	Oct. 28, 2021 USD ($) shares
Statement Line Items [Line Items]
Proceeds from borrowings | $					$ 0		$ 11,966
Gain on modification of margin loan | $					834		0
Margin loan facility [member]
Statement Line Items [Line Items]
Borrowings, maximum borrowing limit			$ 24,700							$ 13,400	$ 10,000	$ 20,000
Borrowings, standby fee, percent			3.00%							3.00%	3.00%	3.00%
Borrowings, securities pledged as collateral, shares (in shares) | shares	20,700,000	20,700,000	20,000,000							20,700,000	20,700,000	20,000,000
Borrowings, facility fee, percent			1.50%							1.50%	1.50%	1.50%
Proceeds from borrowings			$ 12,400	$ 10,000			12,388	$ 10,000
Repayments of borrowings	$ 3,700	$ 2,900			3,696	$ 2,882	$ (0)
Borrowings, securities pledged as collateral, additional shares (in shares) | shares	700,000	700,000
Borrowings, minimum outstanding advance provided										$ 9,400	$ 7,000
Borrowings, advance outstanding					9,500				$ 7,100
Gain on modification of margin loan					$ 834	$ 615
Margin loan facility [member] | London Inter-Bank Offered Rate (LIBOR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis			5.65%									5.65%
Margin loan facility [member] | Secured overnight finance rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis										5.65%	5.65%